Putnam
Global Equity
Fund


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-00

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years during which the global securities markets, the mutual fund industry, and Putnam itself have experienced tremendous growth and change.

As we look to the future, we are certain that the changes that lie ahead will be even more breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders. We are pleased to announce the addition of Shigeki Makino, who joined your fund's management team after the end of the fiscal period. Shigeki is a managing director and a senior portfolio manager in the Global Core Equity Group. He has 11 years of investment experience.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
October 18, 2000

REPORT FROM FUND MANAGEMENT

Paul C. Warren
Michael P. Stack
Omid Kamshad
Justin M. Scott
Michael K. Arends

Change was the prevailing force in the global markets during the six months ended August 31, 2000. Economic conditions were in transition around the world. Central banks were changing their monetary policies. Shifting investor concerns brought industries, sectors, and regions into or out of favor. This theme of change was reflected in Putnam Global Equity Fund's portfolio; your managers made significant changes in terms of both country exposure and sector and industry emphasis. The period was also characterized by a higher-than-usual level of price volatility, and consequently, it is still too soon to tell whether all of our changes have paid off. There is no question, though, that our decision to take profits on some of the stronger-performing holdings has helped cushion the fund against these volatile market conditions.

Total return for 6 months ended 8/31/00

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
  -3.78%  -9.32%   -4.12%  -8.92%   -4.06%  -5.02%   -4.04%  -7.39%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

It may have occurred to some longer-standing shareholders that there is an apparent contradiction within your managers' investment philosophy. On the one hand, we have argued that the investment environment is always changing. On the other, we take a deep pride in the consistent, repetitive, and rigorous application of our valuation approach, which is built on the belief that all companies, no matter what they make or do, have an underlying business worth. If understanding change is so essential, how can we reconcile it with applying the same investment approach year after year?



[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals            10.6%

Communications
equipment                   9.5%

Electronics                 8.1%

Software                    6.9%

Oil and gas                 5.7%

Footnote reads:
*Based on net assets as of 8/31/00. Holdings will vary over time.

The answer is that we believe that our valuation approach copes with changing economic and business conditions, provided we change the inputs to our valuation models. We have described our approach as a three-dimensional approach to managing money: first, forecasting the outlook for regions; second, forecasting the outlook for sectors and industries; and third, forecasting the valuation for individual securities. Over the long term, your managers truly believe that this enables them to identify the opportunities inherent in changing market conditions -- and take advantage of them.

* REGIONAL ISSUES PROMPT CHANGES IN MARKET EXPOSURE

Over the period, many international markets, Japan in particular came under pressure. The Japanese market continues to find itself between a rock and a hard place. The economy is experiencing a stuttering and unconvincing recovery accompanied by continuing deflation. The country has accumulated enormous government and government agency debt -- amounting, by some estimates, to as much as 130% of gross domestic product. This fiscal burden makes it hard for any real economic recovery to make headway. Any attempt to raise taxes to pay off this debt would curtail the nation's recovery. Any strong recovery that leads to a rise in interest rates would compound the problem of the debt. The Japanese are extremely unlikely to allow inflation to take care of their government debt, and so for the time being, they must tread a delicate line between trying to pay down the government debt without killing the recovery. The country also has structural impediments to deregulating its economy and restructuring its corporate sector, which further complicate the situation. Thus, while we are maintaining the fund's positions in several strong Japanese companies, we have reduced the portfolio's weighting in Japan to approximately 7.3% of net assets, down from 11% in February.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Intel Corp.
United States
Electronics

Viacom Inc., Class B
United States
Entertainment

Cisco Systems, Inc.
United States
Communications equipment

Citigroup, Inc.
United States
Financial

Tyco International, Ltd.
United States
Conglomerate

Vodafone Group PLC
United Kingdom
Telecommunications

Pharmacia Corp.
United States
Pharmaceuticals

Pfizer, Inc.
United States
Pharmaceuticals

Sun Microsystems Inc.
United States
Computers

TotalFina Elf SA, Class B
France
Oil and gas

Footnote reads:
These holdings represent 25.6% of the fund's net assets as of 8/31/00. Portfolio holdings will vary over time.


Early in the period, the U.S. market suffered a severe setback as investors grew concerned about the possibility of a recession and lower corporate profit growth. Putnam's view was that the Federal Reserve Board might have successfully engineered a soft landing. With a more benign interest-rate and inflationary backdrop, we increased the portfolio's stake in U.S. equities to roughly 56% of net assets, up from 45% this past winter.

In Europe, the continued weakness of the euro has surprised most observers. In the short-to-medium term, this weakness should give a boost to traditional French and German manufacturers. Perhaps more importantly, over the long term, European spending on technology and media continues to grow at a rapid rate helping lift the overall level of economic growth. Your fund continues to be well represented in Europe, although it is underweight in the United Kingdom, where interest rates may still be rising.

* MODIFICATIONS MADE TO INDUSTRY FOCUS

As the period progressed, we made changes to the portfolio's industry weightings. We modified the fund's technology bias, although technology remains a major emphasis. We have also increased the fund's exposure to financial services, specifically insurance, and health care, specifically pharmaceutical companies. The macro outlook for financial services companies seems reasonable to us. Furthermore, it appears that the bulk of the interest-rate increases are behind us and that valuations, particularly in the United States, are compellingly attractive.


Media companies offer considerable growth potential in a competitive world.

It's easy to see why investors are attracted to technology and telecommunications stocks. These companies continue to deliver innovative products and services. Interestingly, because of the long-term growth potential in tech and telecom, media companies are now garnering investor attention. Advertising, marketing, cable, and broadcasting companies are thriving because young technology companies must build global brand names and older companies in every sector are competing in new and deregulated markets. As the Financial Times noted on July 21, 2000, "Generally, the greater the competition, the more companies need to advertise, and most companies are operating in a more competitive environment than at any time in their history."

Examples of fund holdings that are benefiting from this trend include Viacom, Inc., Nippon Television Network Corp., ProSieban Media, and Havas Advertising.


Another industry focus that has undergone significant change is the fund's telecommunications stake. This has been dramatically decreased, particularly in Europe, where the prices being paid for third-generation wireless licenses have questionable economics and traditional fixed-line telecom services are experiencing significant pricing pressures.

* BUY, SELL, AND HOLD DECISIONS EXEMPLIFY VALUATION STRATEGY

During the semiannual period, we sold or reduced holdings in a number of companies based on valuation. Issues such as Cable and Wireless, France Telecom, and Telefonica had enjoyed considerable price appreciation prior to the spring decline. Hence, the fund realized profits when we sold all or part of these issues.

Our valuation criteria also led us to add or increase positions in such financial holdings as American General, Bank of New York, Goldman Sachs, American International Group, and Svenska Handelsbanken. We also added Pfizer, Inc. and Schering-Plough Corp. in the pharmaceutical arena. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review in accordance with the fund's investment strategy and may vary in the future.

In the technology sector, we are emphasizing three areas: hardware companies that can capitalize on the longer-term demand for storage driven by growth in the Internet, software firms that enable companies to develop Internet e-commerce abilities, and communications equipment companies.

* VIEW IS CAUTIOUSLY OPTIMISTIC

We currently view equities worldwide in a generally positive light. Every stock in your fund's portfolio is there because of our belief that the issuing company's valuation is greater than its current stock price. We acknowledge that these valuations will change because the investment environment in six months or a year's time will not be precisely like the one that we are experiencing at present. Consequently, we will continue our ongoing efforts to understand the macro environment at both the country and regional levels as well as the changing dynamics of individual companies and to reflect the most current information in a disciplined valuation framework.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/00, there is no guarantee the fund will continue to hold these securities in the future. International investing includes certain risks, such as currency fluctuations, economic instability, and political developments.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Global Equity Fund seeks capital appreciation by investing primarily in common stocks of companies located in foreign companies and in the United States.



TOTAL RETURN FOR PERIODS ENDED 8/31/00

                    Class A        Class B          Class C        Class M
(inception dates)   (7/1/94)       (7/1/94)        (2/1/99)        (7/3/95)
                   NAV    POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         -3.78%  -9.32%  -4.12%  -8.92%  -4.06%  -5.02%  -4.04%  -7.39%
------------------------------------------------------------------------------
1 year           38.38   30.44   37.40   32.40   37.41   36.41   37.73   32.94
------------------------------------------------------------------------------
5 years         195.60  178.63  186.62  184.62  186.65  186.65  190.33  180.29
Annual average   24.21   22.75   23.44   23.27   23.44   23.44   23.76   22.89
------------------------------------------------------------------------------
Life of fund    260.43  239.65  247.44  247.44  246.96  246.96  252.83  240.45
Annual average   23.10   21.92   22.37   22.37   22.34   22.34   22.67   21.96
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/00

                       Standard & Poor's   MSCI EAFE   MSCI All-Country
                          500 Index          Index        World Index
-----------------------------------------------------------------------
6 months                    11.73%           -3.59%           2.48%
-----------------------------------------------------------------------
1 year                      16.32             9.55           13.16
-----------------------------------------------------------------------
5 years                    193.58            61.73          110.02
Annual average              24.02            10.09           15.99
-----------------------------------------------------------------------
Life of fund               283.35            67.98          136.45
Annual average              24.33             8.77           14.96
-----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 8/31/00

                          Class A       Class B      Class C      Class M
------------------------------------------------------------------------------
Distributions (number)*     --            --           --           --
------------------------------------------------------------------------------
Share value:            NAV     POP       NAV         NAV       NAV     POP
------------------------------------------------------------------------------
2/29/00               $19.32  $20.50    $18.92      $19.20    $19.07  $19.76
------------------------------------------------------------------------------
8/31/00                18.59   19.72     18.14       18.42     18.30   18.96
------------------------------------------------------------------------------

*The fund did not make any distributions during the period.


TOTAL RETURN FOR PERIODS ENDED 9/30/00 (most recent calendar quarter)

                    Class A         Class B         Class C         Class M
(inception dates)   (7/1/94)        (7/1/94)        (2/1/99)        (7/3/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -11.74% -16.82% -12.05% -16.45% -11.98% -12.86% -11.91% -14.98%
------------------------------------------------------------------------------
1 year           27.57   20.27   26.65   21.65   26.83   25.83   27.04   22.60
------------------------------------------------------------------------------
5 years         167.76  152.36  159.42  157.42  159.58  159.58  162.99  153.70
Annual average   21.77   20.34   21.00   20.82   21.02   21.02   21.34   20.47
------------------------------------------------------------------------------
Life of fund    236.58  217.18  224.27  224.27  223.98  223.98  229.50  217.94
Annual average   21.43   20.28   20.71   20.71   20.69   20.69   21.02   20.33
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of common stocks whose performance assumes reinvestment of all distributions. It is frequently used as a general measure of stock market performance.

Europe, Australasia, and Far East (EAFE)* component of Morgan Stanley Capital International (MSCI) World Index is an unmanaged list of approximately 1,045 equity securities originating in 18 countries listed on the stock exchanges of Europe, Australasia, and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes.

Morgan Stanley Capital International (MSCI) All-Country World Index* is an unmanaged list of global equity securities, with all values expressed in U.S. dollars.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
August 31, 2000 (Unaudited)

COMMON STOCKS (96.7%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (1.2%)
-------------------------------------------------------------------------------------------------------------------
            709,000 Havas Advertising SA (France)                                                     $  16,768,536
             58,000 Snyder Communications, Inc.                                                           1,587,750
                                                                                                      -------------
                                                                                                         18,356,286

Airlines (0.5%)
-------------------------------------------------------------------------------------------------------------------
            351,279 Deutsche Lufthansa AG (Germany)                                                       7,789,809

Automotive (0.4%)
-------------------------------------------------------------------------------------------------------------------
            190,100 Bayerische Motoren Werke (BMW) AG (Germany)                                           6,150,176

Banking (2.8%)
-------------------------------------------------------------------------------------------------------------------
            477,200 Bank of New York Company, Inc.                                                       25,023,175
             59,599 Bayerische Vereinsbank AG (Germany)                                                   3,482,882
            458,900 Firstar Corp.                                                                        10,956,238
            153,390 Svenska Handelsbanken AB, Class A (Sweden)                                            2,537,119
                                                                                                      -------------
                                                                                                         41,999,414

Broadcasting (2.7%)
-------------------------------------------------------------------------------------------------------------------
            101,300 Infinity Broadcasting Corp., Class A (NON)                                            3,836,738
            757,600 Mediaset SpA (Italy)                                                                 13,561,367
              1,540 Nippon Television Network Corp. (Japan)                                                 881,156
             97,927 ProSieben Media AG (Germany)                                                         14,535,265
             97,770 Societe Television Francaise 1 (T.F.1) (France)                                       7,134,324
                                                                                                      -------------
                                                                                                         39,948,850

Chemicals (0.2%)
-------------------------------------------------------------------------------------------------------------------
             68,687 Akzo-Nobel NV (Netherlands)                                                           3,040,851

Communications Equipment (9.5%)
-------------------------------------------------------------------------------------------------------------------
            100,500 Cabletron Systems, Inc. (NON)                                                         3,762,469
            596,900 Cisco Systems, Inc. (NON)                                                            40,962,263
            148,600 Extreme Networks, Inc. (NON)                                                         13,829,088
            125,400 Foundry Networks, Inc. (NON)                                                         11,670,038
            592,832 Nokia OYJ AB, Class A (Finland)                                                      26,013,501
            328,265 Nortel Networks Corp. (Canada)                                                       26,774,650
            179,500 QUALCOMM, Inc. (NON)                                                                 10,747,563
             49,300 Redback Networks, Inc. (NON)                                                          7,364,188
                                                                                                      -------------
                                                                                                        141,123,760

Computers (5.1%)
-------------------------------------------------------------------------------------------------------------------
            197,800 Dell Computer Corp. (NON)                                                             8,629,025
             46,500 EMC Corp. (NON)                                                                       4,557,000
            255,000 Fujitsu, Ltd. (Japan)                                                                 7,390,958
            857,000 NEC Corp. (Japan)                                                                    24,517,869
            240,400 Sun Microsystems, Inc. (NON)                                                         30,515,775
                                                                                                      -------------
                                                                                                         75,610,627

Conglomerates (4.1%)
-------------------------------------------------------------------------------------------------------------------
            162,200 General Electric Co.                                                                  9,519,113
            823,284 Investor AB, Class B (Sweden)                                                        11,696,979
            310,000 Sumitomo Corp. (Japan)                                                                2,704,249
            667,200 Tyco International, Ltd.                                                             38,030,400
                                                                                                      -------------
                                                                                                         61,950,741

Construction (0.6%)
-------------------------------------------------------------------------------------------------------------------
            125,300 Lafarge Coppee (France)                                                               9,287,978

Consumer Cyclicals (0.6%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Sony Corp. (Japan)                                                                    8,929,744

Consumer Goods (1.7%)
-------------------------------------------------------------------------------------------------------------------
            444,200 Kimberly-Clark Corp.                                                                 25,985,700

Electric Utilities (1.1%)
-------------------------------------------------------------------------------------------------------------------
            273,070 Iberdrola SA (Spain)                                                                  3,143,025
            254,000 Korea Electric Power Corp. ADR (South Korea)                                          4,286,250
          1,233,700 Scottish Power PLC (United Kingdom)                                                   9,421,335
                                                                                                      -------------
                                                                                                         16,850,610

Electrical Equipment (1.5%)
-------------------------------------------------------------------------------------------------------------------
             54,480 ABB, Ltd. (Switzerland)                                                               6,097,807
            482,000 Furukawa Electric Co., Ltd. (The) (Japan)                                            15,507,551
                                                                                                      -------------
                                                                                                         21,605,358

Electronics (8.1%)
-------------------------------------------------------------------------------------------------------------------
             70,100 Applied Micro Circuits Corp. (NON)                                                   14,225,919
            705,756 Intel Corp.                                                                          52,843,481
            150,600 LSI Logic Corp. (NON)                                                                 5,412,188
             57,600 PMC-Sierra, Inc. (NON)                                                               13,593,600
             31,000 Rohm Co., Ltd. (Japan)                                                                8,825,157
              5,915 Swatch Group AG (The), Class B (Switzerland)                                          8,402,953
             71,000 Tokyo Electron, Ltd. (Japan)                                                          9,976,362
             80,800 Xilinx, Inc. (NON)                                                                    7,181,100
                                                                                                      -------------
                                                                                                        120,460,760

Energy (1.8%)
-------------------------------------------------------------------------------------------------------------------
            315,200 Schlumberger, Ltd.                                                                   26,890,500

Engineering & Construction (0.3%)
-------------------------------------------------------------------------------------------------------------------
             73,580 Bouygues SA (France)                                                                  4,626,902

Entertainment (3.0%)
-------------------------------------------------------------------------------------------------------------------
            653,292 Viacom, Inc., Class B (NON)                                                          43,974,718

Financial (5.3%)
-------------------------------------------------------------------------------------------------------------------
            395,300 Allied Zurich PLC (United Kingdom)                                                    4,850,154
            358,734 American Express Co.                                                                 21,210,148
            691,239 Citigroup, Inc.                                                                      40,351,057
             16,350 Groupe Bruxelles Lambert SA (Belgium)                                                 4,250,575
            376,600 Sun Life Financial Services of Canada, Inc. (Canada) (NON)                            7,918,741
                                                                                                      -------------
                                                                                                         78,580,675

Food (0.5%)
-------------------------------------------------------------------------------------------------------------------
              3,195 Nestle S.A. (Switzerland)                                                             6,884,416

Insurance (5.4%)
-------------------------------------------------------------------------------------------------------------------
             20,761 Allianz AG (Germany)                                                                  7,011,903
            214,700 American General Corp.                                                               15,632,844
            204,000 American International Group, Inc.                                                   18,181,500
            436,616 Internationale Nederlanden Groep (ING) (Netherlands)                                 29,260,048
             18,816 Zurich Allied AG (Switzerland)                                                        9,687,724
                                                                                                      -------------
                                                                                                         79,774,019

Investment Banking/Brokerage (2.5%)
-------------------------------------------------------------------------------------------------------------------
             42,900 Goldman Sachs Group, Inc. (The)                                                       5,493,881
             69,400 Merrill Lynch & Co., Inc.                                                            10,063,000
             67,500 Morgan Stanley, Dean Witter, Discover and Co.                                         7,260,469
          1,424,000 Nikko Securities Co., Ltd. (Japan)                                                   13,744,452
                                                                                                      -------------
                                                                                                         36,561,802

Lodging/Tourism (0.3%)
-------------------------------------------------------------------------------------------------------------------
             56,200 Four Seasons Hotels, Inc. (Canada)                                                    4,233,202

Machinery (0.2%)
-------------------------------------------------------------------------------------------------------------------
             50,700 Fuji Machine Manufacturing Co., Ltd. (Japan)                                          2,363,559
             30,460 Sandvik AB (Sweden)                                                                     665,298
                                                                                                      -------------
                                                                                                          3,028,857

Media (2.4%)
-------------------------------------------------------------------------------------------------------------------
          1,205,876 AT&T Corp.-Liberty Media Group, Class A (NON)                                        25,775,600
            867,347 Carlton Communications PLC (United Kingdom)                                           9,462,322
                                                                                                      -------------
                                                                                                         35,237,922

Natural Gas Utilities (0.3%)
-------------------------------------------------------------------------------------------------------------------
             72,400 Coastal Corp.                                                                         4,986,550

Oil & Gas (5.7%)
-------------------------------------------------------------------------------------------------------------------
            455,500 BP Amoco PLC ADR (United Kingdom)                                                    25,166,375
            175,200 Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                      10,720,050
          2,275,175 Shell Transport & Trading Co. PLC (United Kingdom)                                   19,459,681
            200,684 TotalFinaElf SA, Class B (France)                                                    29,805,283
                                                                                                      -------------
                                                                                                         85,151,389

Pharmaceuticals (10.6%)
-------------------------------------------------------------------------------------------------------------------
            435,300 American Home Products Corp.                                                         23,587,819
            344,799 Aventis SA (France)                                                                  25,895,640
             78,800 Elan Corp. PLC ADR (Ireland) (NON)                                                    4,595,025
             71,044 Elan Corp. PLC (Ireland) (NON)                                                        4,199,070
                300 Fujisawa Pharmaceutical Co. (Japan)                                                      10,215
             38,300 Lilly (Eli) & Co.                                                                     2,795,900
            766,825 Pfizer, Inc.                                                                         33,165,181
            595,871 Pharmacia Corp.                                                                      34,895,695
            147,440 Sanofi-Synthelabo SA (France)                                                         7,194,352
            365,600 Schering-Plough Corp.                                                                14,669,700
            116,000 Takeda Chemical Industries (Japan)                                                    6,865,772
                                                                                                      -------------
                                                                                                        157,874,369

Real Estate (1.0%)
-------------------------------------------------------------------------------------------------------------------
            915,000 Cheung Kong Infrastructure Holdings (Hong Kong)                                      11,908,105
            308,000 Sun Hung Kai Properties, Ltd. (Hong Kong)                                             2,932,261
                                                                                                      -------------
                                                                                                         14,840,366

Restaurants (1.4%)
-------------------------------------------------------------------------------------------------------------------
          1,692,930 Granada Compass PLC (United Kingdom) (NON)                                           20,894,618

Retail (2.6%)
-------------------------------------------------------------------------------------------------------------------
            563,500 Bulgari SpA (Italy)                                                                   6,335,611
                 30 Circle K Japan Co. , Ltd. (Japan)                                                         1,078
             60,038 Gucci Group NV (Netherlands)                                                          6,172,657
             88,053 Metro AG (Germany)                                                                    3,349,592
            335,300 RadioShack Corp.                                                                     19,782,700
          1,105,803 Tesco PLC (United Kingdom)                                                            3,486,426
                                                                                                      -------------
                                                                                                         39,128,064

Software (6.9%)
-------------------------------------------------------------------------------------------------------------------
            147,400 Amdocs, Ltd. (NON)                                                                   10,529,888
             81,100 I2 Technologies, Inc. (NON)                                                          13,721,106
            208,249 Microsoft Corp. (NON)                                                                14,538,383
            732,600 Misys PLC (United Kingdom)                                                            8,509,135
            218,800 Oracle Corp. (NON)                                                                   19,897,125
             71,129 SAP AG (Germany)                                                                     18,080,764
            150,000 VERITAS Software Corp. (NON)                                                         18,084,375
                                                                                                      -------------
                                                                                                        103,360,776

Technology (1.5%)
-------------------------------------------------------------------------------------------------------------------
            473,704 Koninklijke Philips Electronics NV (Netherlands)                                     23,072,341

Telecommunications (4.0%)
-------------------------------------------------------------------------------------------------------------------
             63,571 BCE, Inc. (Canada)                                                                    1,422,942
                239 NTT DoCoMo, Inc. (Japan) (NON)                                                        6,321,921
            309,700 Sprint Corp. (PCS Group) (NON)                                                       15,543,069
                  5 Telesp Participacoes S.A. (Brazil)                                                           88
          8,987,154 Vodafone Group PLC (United Kingdom)                                                  36,374,827
                                                                                                      -------------
                                                                                                         59,662,847

Telephone (0.3%)
-------------------------------------------------------------------------------------------------------------------
                  4 KDD Corp. (Japan)                                                                           341
            224,668 Telefonica S.A. (Spain) (NON)                                                         4,313,194
                                                                                                      -------------
                                                                                                          4,313,535

Tobacco (0.6%)
-------------------------------------------------------------------------------------------------------------------
              2,997 Cie Finance Richemont AG (Switzerland)                                                8,485,938
                                                                                                     --------------
                    Total Common Stocks (cost $1,171,217,597)                                        $1,440,654,470


UNITS (2.2%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
             17,308 Hon Hai Precision Industry 144A Structured Note
                    (issued by UBS AG) 3.70%, 2001 (Taiwan)                                          $      177,494
            221,800 Hon Hai Precision Industry 144A Structured Note
                    (issued by UBS AG) 3.15%, 2000 (Taiwan)                                               2,245,725
             34,480 Nippon Television Network Corp., Call Warrants
                    (issued by Lehman Brothers Finance S.A.,
                    Exp. 8/6/01) (Japan) (NON)                                                           19,760,143
          2,302,700 Taiwan Semiconductor Manufacturing Co., 144A Structured
                    Note (issued by UBS AG Warburg Dillon Read) 3.0%, 2000
                    (Taiwan)                                                                              9,968,388
                                                                                                     --------------
                    Total Units (cost $29,455,382)                                                   $   32,151,750


SHORT-TERM INVESTMENTS (1.8%) (a) (cost $26,260,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $   26,260,000 Interest in $750,000,000 joint repurchase agreement dated
                    August 31, 2000 with Goldman Sachs & Co. due
                    September 1, 2000 with respect to various U.S. Treasury
                    obligations -- maturity value of $26,264,836 for an effective
                    yield of 6.63%.                                                                  $   26,260,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,226,932,979) (b)                                      $1,499,066,220
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,489,450,420.

  (b) The aggregate identified cost on a tax basis is 1,246,010,574, resulting in gross unrealized appreciation and depreciation of $281,974,407 and $28,918,761, respectively, or net unrealized appreciation of $253,055,646.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at August 31, 2000:
      (as percentage of Market Value)

                  Canada                   2.7%
                  Finland                  1.7
                  France                   6.8
                  Germany                  4.1
                  Hong Kong                1.0
                  Italy                    1.3
                  Japan                    7.3
                  Netherlands              4.9
                  Sweden                   1.0
                  Switzerland              2.7
                  United Kingdom           9.3
                  United States           56.1
                  Other                    1.1
                                         -----
                  Total                  100.0%

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,226,932,979) (Note 1)                                    $1,499,066,220
-------------------------------------------------------------------------------------------
Cash                                                                              7,456,164
-------------------------------------------------------------------------------------------
Dividends receivable                                                              1,687,090
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            7,781,051
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   33,402,263
-------------------------------------------------------------------------------------------
Total assets                                                                  1,549,392,788

Liabilities
-------------------------------------------------------------------------------------------
Payable for subcustodian (Note 2)                                                     3,482
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 52,275,951
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        1,276,079
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,241,310
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          329,830
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        28,277
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,856
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              992,874
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                     2,665,808
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              125,901
-------------------------------------------------------------------------------------------
Total liabilities                                                                59,942,368
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,489,450,420

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,055,701,405
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                         (3,139,508)
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                          164,841,352
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                    272,047,171
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $1,489,450,420

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($717,571,609 divided by 38,593,272 shares)                                          $18.59
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $18.59)*                              $19.72
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($668,977,447 divided by 36,871,616 shares)**                                        $18.14
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($41,769,230 divided by 2,267,176 shares)**                                          $18.42
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($61,132,134 divided by  3,339,684 shares)                                           $18.30
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $18.30)*                              $18.96
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended August 31, 2000 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $846,090)                                    $  22,819,339
-------------------------------------------------------------------------------------------
Interest                                                                            548,285
-------------------------------------------------------------------------------------------
Total investment income                                                          23,367,624

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  4,443,658
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    1,140,592
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    19,841
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      8,591
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               983,969
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             3,461,881
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               171,305
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               222,519
-------------------------------------------------------------------------------------------
Other                                                                               242,503
-------------------------------------------------------------------------------------------
Total expenses                                                                   10,694,859
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (480,042)
-------------------------------------------------------------------------------------------
Net expenses                                                                     10,214,817
-------------------------------------------------------------------------------------------
Net investment income                                                            13,152,807
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                 69,262,325
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                      (2,681,003)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the period                                                (68,410)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                   (135,668,207)
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (69,155,295)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                         $ (56,002,488)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                        August 31      February 29
                                                                            2000*             2000
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income (loss)                                       $   13,152,807  $    (4,876,785)
--------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                          66,581,322      206,823,139
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                     (135,736,617)     296,532,744
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                       (56,002,488)     498,479,098
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  In excess of net investment income
   Class A                                                                     --       (7,131,495)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --       (5,510,486)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --         (199,314)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --         (545,209)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                                     --      (62,683,472)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --      (75,005,590)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --       (1,906,687)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --       (6,154,919)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     127,748,593      368,846,631
--------------------------------------------------------------------------------------------------
Total increase in net assets                                           71,746,105      708,188,557

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 1,417,704,315      709,515,758
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss and distributions in excess of net investment income
of $3,139,508 and $16,292,315, respectively)                       $1,489,450,420   $1,417,704,315
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS  A
------------------------------------------------------------------------------------------------------------------
                                      Six months
                                        ended
Per-share                             August 31  Year ended                                          Year ended
operating performance                (Unaudited)   Feb. 29            Year ended February 28           Feb. 29
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $19.32       $13.62       $13.18       $11.85       $11.02        $8.83
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             .20(c)      (.02)(c)      .02(c)       .03(c)       .06(c)       .06
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.93)        8.37         1.66         3.06         1.77         2.60
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.73)        8.35         1.68         3.09         1.83         2.66
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --         (.05)        (.12)        (.08)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (2.38)       (1.24)       (1.66)        (.83)        (.39)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.27)          --         (.05)        (.05)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (2.65)       (1.24)       (1.76)       (1.00)        (.47)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $18.59       $19.32       $13.62       $13.18       $11.85       $11.02
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (3.78)*      63.14        13.08        27.74        16.92        30.58
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $717,572     $623,649     $302,556     $270,536     $199,305     $142,513
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .56*        1.20         1.26         1.37         1.43         1.56
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               1.10*        (.14)         .17          .20          .48          .60
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                106.51*      209.44       241.46        97.77        82.07        72.00
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income (loss) was less than $0.01 per share

(e) Ratio of net investment income (loss) to average net assets was less than 0.01%.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            August 31    Year ended                                         Year ended
operating performance               (Unaudited)    Feb. 29            Year ended February 28           Feb. 29
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $18.92       $13.40       $13.07       $11.77       $10.97        $8.80
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             .14(c)      (.13)(c)     (.07)(c)     (.06)(c)     (.01)(c)      .01
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.92)        8.21         1.64         3.05         1.76         2.60
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.78)        8.08         1.57         2.99         1.75         2.61
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --         (.01)        (.09)        (.05)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (2.38)       (1.24)       (1.66)        (.83)        (.39)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.18)          --         (.02)        (.03)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (2.56)       (1.24)       (1.69)        (.95)        (.44)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $18.14       $18.92       $13.40       $13.07       $11.77       $10.97
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (4.12)*      62.03        12.33        26.98        16.19        30.05
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $668,977     $709,891     $377,386     $333,642     $232,117     $150,679
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .91*        1.88         1.92         2.00         2.02         2.09
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                .78*        (.81)        (.49)        (.44)        (.12)         .05
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                106.51*      209.44       241.46        97.77        82.07        72.00
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income (loss) was less than $0.01 per share.

(e) Ratio of net investment income (loss) to average net assets was less than 0.01%.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                     Six months
                                        ended                For the period
Per-share                             August 31  Year ended   Feb. 1, 1999+
operating performance                (Unaudited)   Feb. 29     to Feb. 28
---------------------------------------------------------------------------
                                        2000         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $19.20       $13.63       $14.15
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (loss)(c)          .14         (.13)          --(d)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.92)        8.33         (.52)
---------------------------------------------------------------------------
Total from
investment operations                   (.78)        8.20         (.52)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                         --           --           --
---------------------------------------------------------------------------
From net realized gain
on investments                            --        (2.38)          --
---------------------------------------------------------------------------
In excess of net
investment income                         --         (.25)          --
---------------------------------------------------------------------------
Total distributions                       --        (2.63)          --
---------------------------------------------------------------------------
Net asset value,
end of period                         $18.42       $19.20       $13.63
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (4.06)*      61.94        (3.68)*
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $41,769      $25,539         $190
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .91*        1.88          .15*
---------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                .76*       (1.04)        (.05)*
---------------------------------------------------------------------------
Portfolio turnover (%)                106.51*      209.44       241.46
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income (loss) was less than $0.01 per share.

(e) Ratio of net investment income (loss) to average net assets was less than 0.01%.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                                        For the period
Per-share                            August 31    Year ended                                         July 3, 1995+
operating performance               (Unaudited)    Feb. 29            Year ended February 28          to Feb. 29
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $19.07       $13.48       $13.11       $11.80       $11.01        $9.76
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(c)          .16         (.09)        (.03)        (.03)         .01           --(d)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.93)        8.27         1.64         3.07         1.78         1.72
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.77)        8.18         1.61         3.04         1.79         1.72
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --         (.03)        (.12)        (.08)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (2.38)       (1.24)       (1.66)        (.83)        (.39)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.21)          --         (.04)        (.05)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (2.59)       (1.24)       (1.73)       (1.00)        (.47)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $18.30       $19.07       $13.48       $13.11       $11.80       $11.01
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (4.04)*      62.48        12.61        27.36        16.51        17.95*
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $61,132      $58,625      $29,384      $25,145      $14,791       $3,901
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .79*        1.63         1.67         1.75         1.77         1.23*
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                .88*        (.56)        (.25)        (.22)         .05           --(e)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                106.51*      209.44       241.46        97.77        82.07        72.00
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income (loss) was less than $0.01 per share.

(e) Ratio of net investment income (loss) to average net assets was less than 0.01%.



NOTES TO FINANCIAL STATEMENTS
August 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Global Equity Fund (the "fund") is registered under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks of companies located in foreign countries and in the United States.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "market to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended August 31, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At August 31, 2000, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

For the six months ended August 31, 2000, fund expenses were reduced by $480,042 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,627 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.65%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.75% of the average net assets attributable to class M shares. The Trustees currently limit payment by the fund to an annual rate of 0.50% of the average net assets attributable to class A for shares outstanding as of July 1, 1995 (except for class A shares for which Putnam Mutual Funds is dealer of record) and 0.25% of such average net asset value of shares acquired after that date (including shares acquired through reinvestment distributions).

For the six months ended August 31, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $263,134 and $17,931 from the sale of class A and class M shares, respectively, and received $239,152 and $12,950 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended August 31, 2000, Putnam Retail Management, Inc., acting as underwriter received $23,991 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended August 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,602,779,637 and $1,469,203,484, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At August 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended August 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 12,891,286        $237,002,805
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            12,891,286         237,002,805

Shares
repurchased                                 (6,575,672)       (120,250,910)
---------------------------------------------------------------------------
Net increase                                 6,315,614        $116,751,895
---------------------------------------------------------------------------

                                               Year ended February 29, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 12,675,186        $210,179,037
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,751,173          66,317,672
---------------------------------------------------------------------------
                                            16,426,359         276,496,709

Shares
repurchased                                 (6,360,750)       (102,861,869)
---------------------------------------------------------------------------
Net increase                                10,065,609        $173,634,840
---------------------------------------------------------------------------

                                           Six months ended August 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,483,620        $117,274,541
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             6,483,620         117,274,541

Shares
repurchased                                 (7,128,414)       (128,171,739)
---------------------------------------------------------------------------
Net decrease                                  (644,794)       $(10,897,198)
---------------------------------------------------------------------------

                                               Year ended February 29, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 14,489,703        $233,678,478
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,386,814          76,023,532
---------------------------------------------------------------------------
                                            18,876,517         309,702,010

Shares
repurchased                                 (9,514,225)       (151,240,623)
---------------------------------------------------------------------------
Net increase                                 9,362,292        $158,461,387
---------------------------------------------------------------------------

                                           Six months ended August 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,115,248         $20,386,415
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             1,115,248          20,386,415

Shares
repurchased                                   (177,903)         (3,218,037)
---------------------------------------------------------------------------
Net increase                                   937,345         $17,168,378
---------------------------------------------------------------------------

                                               Year ended February 29, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,309,209         $21,775,089
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  110,915           1,951,003
---------------------------------------------------------------------------
                                             1,420,124          23,726,092

Shares
repurchased                                   (104,211)         (1,793,768)
---------------------------------------------------------------------------
Net increase                                 1,315,913         $21,932,324
---------------------------------------------------------------------------

                                           Six months ended August 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    839,425         $15,117,161
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               839,425          15,117,161

Shares
repurchased                                   (574,258)        (10,391,643)
---------------------------------------------------------------------------
Net increase                                   265,167         $ 4,725,518
---------------------------------------------------------------------------

                                               Year ended February 29, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    955,414         $15,199,431
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  376,318           6,570,256
---------------------------------------------------------------------------
                                             1,331,732          21,769,687

Shares
repurchased                                   (436,643)         (6,951,607)
---------------------------------------------------------------------------
Net increase                                   895,089         $14,818,080
---------------------------------------------------------------------------

Note 5
Change in independent accountants
(Unaudited)

Based on the recommendation of the Audit Committee of the fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as this fund's independent accountant and voted to appoint KPMG LLP for the fund's fiscal year ending February 28, 2001. During the two previous fiscal years, PricewaterhouseCoopers LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through July 24, 2000, there were no disagreements between the fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan
Vice President

Justin M. Scott
Vice President and Fund Manager

Paul C. Warren
Vice President and Fund Manager

Michael P. Stack
Vice President and Fund Manager

Omid Kamshad
Vice President and Fund Manager

Michael K. Arends
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Global Equity Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

Not FDIC Insured, May Lose Value, No Bank Guarantee


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


64657/SA003  522/525/2AF  10/00